REDEMPTION OF NOTES (Details) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended				0 Months Ended		12 Months Ended
	Dec. 23, 2010	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 10, 2013 First Preferred Ship Mortgage Notes [Member]	Jun. 10, 2013 First Preferred Ship Mortgage Notes [Member]	Nov. 24, 2004 First Preferred Ship Mortgage Notes [Member]	Jun. 30, 2013 First Preferred Ship Mortgage Notes [Member]	Jan. 23, 2013 Convertible Senior Notes Due 2017 [Member]	Dec. 23, 2010 Convertible Senior Notes Due 2017 [Member]	Dec. 31, 2010 Convertible Senior Notes Due 2017 [Member]	Dec. 31, 2012 Convertible Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument offering date									Nov. 24, 2004			Dec. 23, 2010
Face amount of debt instrument									$ 180,000,000			$ 80,000,000
Debt instrument, stated interest rate (in hundredths)									9.00%			7.25%
Debt instrument redeemed								180,000,000						80,000,000
Debt instrument redemption price (in hundredths)								100.00%				100.00%
Debt instrument principal and interest transferred to trustee								182,115,000
Debt instrument interest paid								2,115,000
Debt instrument outstanding as current liability										181,620,000				80,000,000
Debt instrument principal repayment							180,000,000				80,000,000
Loss on extinguishment of debt	$ 0	$ (3,785,000)	$ 0	$ (940,000)	$ 0	$ 0	$ 1,700,000				$ 2,821,000
Debt instrument interest payment terms													Interest on the 2017 Senior Convertible Notes was payable semi-annually on January 15 and July 15 of each year.
Debt instrument maturity date													Jan. 15, 2017